Warrants (Schedule of detailed information about life of warrant is based on contractual term) (Details) - Broker Warrants [Member]	1 Months Ended
	Jul. 18, 2024 $ / shares	Dec. 22, 2023 $ / shares	Jul. 18, 2024 $ / shares	Dec. 22, 2023 $ / shares
Share price | (per share)	$ 0.02	$ 0.095	$ 0.01	$ 0.07
Exercise price | (per share)	$ 0.05	$ 0.095	$ 0.04	$ 0.07
Volatility factor (based on historical volatility)	153.00%	146.00%
Risk free interest rate	3.83%	4.02%
Expected life (in years) of warrant	3 years	2 years
Expected dividend yield	0.00%	0.00%